RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of amounts due from related parties

	December 31,
	2016	2015
Blue River	$—	$3,284
Advesa	21,755	—
CRD	5,000	5,000
Total due from related parties	$26,755	$8,284